Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Unrecognized compensation cost related to non-vested awards	$ 1,200
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	131	$ 117	$ 180
Restricted Stock Units
Stock-Based Compensation
Fair value of stock units granted	674	583	484
Fair value of stock units vested	428	381	463
Unrecognized compensation cost related to non-vested awards	$ 1,100
Restricted Stock Units | Weighted-Average
Stock-Based Compensation
Vesting period	2 years 6 months
Performance Share Units
Stock-Based Compensation
Vesting period	3 years
Fair value of stock units granted	$ 164	118	113
Fair value of stock units vested	$ 118	$ 101	$ 51